FI - Quantitative information about level 3 assets at fair value (Details 14)	Jun. 30, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)
Assets
Cash and Due from Banks	SFr 127,000,000	SFr 198,000,000
Interest-bearing deposits with banks	16,000,000	14,000,000
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,683,000,000	40,793,000,000
Securities received as collateral	2,220,000,000	2,978,000,000
Trading assets	37,238,000,000	65,955,000,000
Available-for-sale Securities, Debt Securities	854,000,000	796,000,000
Other investments	2,405,000,000	3,730,000,000
Loans	4,556,000,000	7,358,000,000
Other intangible assets (mortgage servicing rights), at fair value	337,000,000	403,000,000
Other assets	5,447,000,000	8,947,000,000
Recurring basis
Assets
Cash and Due from Banks	127,000,000	198,000,000
Interest-bearing deposits with banks	16,000,000	14,000,000
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,683,000,000	40,793,000,000
Securities received as collateral	2,220,000,000	2,978,000,000
Trading assets	37,238,000,000	65,955,000,000
Available-for-sale Securities, Debt Securities	854,000,000	796,000,000
Other investments	2,405,000,000	3,730,000,000
Loans	4,556,000,000	7,358,000,000
Loans - of which commercial and industrial	2,147,000,000	2,681,000,000
Loans - of which financial institutions	1,097,000,000	2,989,000,000
Loans - of which government and public institutions	1,129,000,000	1,366,000,000
Other intangible assets (mortgage servicing rights), at fair value	337,000,000	403,000,000
Other assets	5,447,000,000	8,947,000,000
Other assets - of which loans held-for-sale	4,473,000,000	7,813,000,000
Total assets at fair value	84,883,000,000	131,172,000,000
Recurring basis | Other equity investments
Assets
Other investments	1,779,000,000	3,070,000,000
Recurring basis | Life finance instruments
Assets
Other investments	510,000,000	587,000,000
Recurring basis | Debt securities
Assets
Trading assets	19,452,000,000	37,614,000,000
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	13,196,000,000	15,800,000,000
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	4,064,000,000	8,160,000,000
Recurring basis | Debt securities | RMBS
Assets
Trading assets	1,156,000,000	10,866,000,000
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	753,000,000	1,354,000,000
Recurring basis | Equity securities
Assets
Trading assets	7,435,000,000	13,182,000,000
Recurring basis | Derivative instruments
Assets
Trading assets	7,552,000,000	11,143,000,000
Recurring basis | Other
Assets
Trading assets	2,799,000,000	4,016,000,000
Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	2,712,000,000	3,828,000,000
Available-for-sale Securities, Debt Securities	0	0
Other investments	1,942,000,000	3,313,000,000
Loans	815,000,000	1,040,000,000
Loans - of which commercial and industrial	219,000,000	300,000,000
Loans - of which financial institutions	287,000,000	398,000,000
Loans - of which government and public institutions	219,000,000	254,000,000
Other intangible assets (mortgage servicing rights), at fair value	337,000,000	359,000,000
Other assets	907,000,000	773,000,000
Other assets - of which loans held-for-sale	799,000,000	648,000,000
Total assets at fair value	6,713,000,000	9,313,000,000
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Assets
Loans - of which commercial and industrial	55,000,000	124,000,000
Loans - of which financial institutions	201,000,000	282,000,000
Loans - of which government and public institutions	125,000,000	158,000,000
Other assets - of which loans held-for-sale	SFr 281,000,000	SFr 258,000,000
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	252	280
Loans - of which financial institutions, measurement input	236	242
Loans - of which government and public institutions, measurement input	231	534
Other assets - of which loans held-for-sale, measurement input	244	299
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	3,263	2,596
Loans - of which financial institutions, measurement input	544	1,278
Loans - of which government and public institutions, measurement input	650	1,339
Other assets - of which loans held-for-sale, measurement input	3,263	594
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	432	756
Loans - of which financial institutions, measurement input	314	497
Loans - of which government and public institutions, measurement input	357	680
Other assets - of which loans held-for-sale, measurement input	527	368
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Other assets - of which loans held-for-sale, measurement input	65	55
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Other assets - of which loans held-for-sale, measurement input	65	55
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Other assets - of which loans held-for-sale, measurement input	65	55
Recurring basis | Level 3 | Price
Assets
Loans - of which commercial and industrial	SFr 146,000,000	SFr 153,000,000
Loans - of which financial institutions	86,000,000	115,000,000
Loans - of which government and public institutions	94,000,000	96,000,000
Other assets - of which loans held-for-sale	SFr 5,000,000	SFr 14,000,000
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	4	6
Loans - of which financial institutions, measurement input	23	22
Loans - of which government and public institutions, measurement input	36	35
Other assets - of which loans held-for-sale, measurement input	0	0
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	100	100
Loans - of which financial institutions, measurement input	63	72
Loans - of which government and public institutions, measurement input	53	42
Other assets - of which loans held-for-sale, measurement input	53	79
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	38	53
Loans - of which financial institutions, measurement input	56	66
Loans - of which government and public institutions, measurement input	37	36
Other assets - of which loans held-for-sale, measurement input	34	59
Recurring basis | Level 3 | Market comparable
Assets
Loans - of which commercial and industrial	SFr 17,000,000	SFr 22,000,000
Other assets - of which loans held-for-sale	SFr 494,000,000	SFr 363,000,000
Recurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	75	74
Other assets - of which loans held-for-sale, measurement input	0	0
Recurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	75	74
Other assets - of which loans held-for-sale, measurement input	200	145
Recurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	75	74
Other assets - of which loans held-for-sale, measurement input	77	78
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	SFr 1,428,000,000	SFr 2,725,000,000
Recurring basis | Level 3 | Other equity investments | Option model
Assets
Other investments	1,000,000
Recurring basis | Level 3 | Other equity investments | Option model | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	98
Recurring basis | Level 3 | Other equity investments | Option model | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	693
Recurring basis | Level 3 | Other equity investments | Option model | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	396
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member]
Assets
Other investments		46,000,000
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments		8
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments		8
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments		8
Recurring basis | Level 3 | Other equity investments | Price
Assets
Other investments	147,000,000	174,000,000
Recurring basis | Level 3 | Other equity investments | Price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	0	1
Recurring basis | Level 3 | Other equity investments | Price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	524	15
Recurring basis | Level 3 | Other equity investments | Price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	101	13
Recurring basis | Level 3 | Other equity investments | Market comparable
Assets
Other investments	1,250,000,000	2,443,000,000
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	0	0
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	100	275
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	8	109
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	510,000,000	587,000,000
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Other investments	2	2
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Other investments	14	15
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Other investments	6	6
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	802,000,000	1,211,000,000
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	48,000,000	86,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	504,000,000	413,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 97,000,000	SFr 118,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	35	10
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	750	7,589
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	407	620
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	101	101
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	52	53
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price
Assets
Trading assets	SFr 349,000,000	SFr 216,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	1	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	11,600	11,640
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	6,179	2,203
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	30	30
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	126	126
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	97	87
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable
Assets
Trading assets	SFr 58,000,000	SFr 75,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	100	1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	100	218
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	100	29
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	97	101
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	49	51
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	SFr 87,000,000	SFr 444,000,000
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input		3
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input		33
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input		12
Recurring basis | Level 3 | Debt securities | Collateralized debt obligations
Assets
Trading assets	159,000,000	SFr 216,000,000
Recurring basis | Level 3 | Debt securities | Collateralized debt obligations | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 85,000,000
Recurring basis | Level 3 | Debt securities | Collateralized debt obligations | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input	8
Recurring basis | Level 3 | Debt securities | Collateralized debt obligations | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input	20
Recurring basis | Level 3 | Debt securities | Collateralized debt obligations | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input	15
Recurring basis | Level 3 | Debt securities | Collateralized debt obligations | Market comparable
Assets
Trading assets	SFr 43,000,000
Recurring basis | Level 3 | Debt securities | Collateralized debt obligations | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	26
Recurring basis | Level 3 | Debt securities | Collateralized debt obligations | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	100
Recurring basis | Level 3 | Debt securities | Collateralized debt obligations | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	81
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	SFr 153,000,000	222,000,000
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	1,195,000,000	1,661,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	47,000,000	671,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model
Assets
Trading assets		SFr 662,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Contingent probability [Member] | Minimum
Assets
Trading assets, measurement input		95
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Contingent probability [Member] | Maximum
Assets
Trading assets, measurement input		95
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Contingent probability [Member] | Weighted average
Assets
Trading assets, measurement input		95
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Mean reversion [Member] | Minimum
Assets
Trading assets, measurement input		25
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Mean reversion [Member] | Maximum
Assets
Trading assets, measurement input		25
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Assets
Trading assets, measurement input		25
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input		14
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input		19
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input		17
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input		(3)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input		1
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input		(1)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets		SFr 1,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input		95
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input		110
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input		103
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	25,000,000	SFr 17,000,000
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	488,000,000	295,000,000
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model
Assets
Trading assets	SFr 373,000,000
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Minimum
Assets
Trading assets, measurement input	50
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Maximum
Assets
Trading assets, measurement input	100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Assets
Trading assets, measurement input	69
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	78
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	5
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	124
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	37
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price
Assets
Trading assets	SFr 94,000,000
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	125
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	19
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	95
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	95
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	95
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets	SFr 140,000,000	130,000,000
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	SFr 495,000,000	SFr 548,000,000
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	2	2
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	13	13
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	6	6
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	74	74
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	139	139
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	99	99
Recurring basis | Level 3 | Other
Assets
Trading assets	SFr 562,000,000	SFr 734,000,000
Recurring basis | Level 3 | Other | Option model
Assets
Trading assets	SFr 20,000,000	SFr 25,000,000
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	70	70
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	6	6
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 436,000,000	SFr 458,000,000
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	3	3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	12	13
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	6	6
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Minimum
Assets
Trading assets, measurement input	30	30
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Maximum
Assets
Trading assets, measurement input	30	30
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Weighted average
Assets
Trading assets, measurement input	30	30
Recurring basis | Level 3 | Other | Market comparable
Assets
Trading assets	SFr 104,000,000	SFr 251,000,000
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	104	109
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	12	27